Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2018	Jun. 30, 2017
Current
Trade receivables	[1]	$ 492,276	$ 270,125
Accrued income	[2]	1,191,029	1,498,112
Total Trade and Other Receivables		$ 1,683,305	$ 1,768,237

[1]	All trade receivables are non-interest bearing.
[2]	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.